COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                                    (the "Fund")
               Supplement to Prospectuses dated December 1, 2004 and to the Statement of Additional Information dated December 1, 2004, as revised July 12, 2005

         Effective October 10, 2005, Columbia Oregon Municipal Bond Fund will change its name to Columbia Oregon Intermediate Municipal Bond Fund; accordingly, all references throughout the prospectuses and Statement of Additional Information are changed as appropriate.


SUP-47/91045-0905                                             October 5, 2005